NATIONWIDE MUTUAL FUNDS
Nationwide Bailard Small Cap Value Fund (formerly, Nationwide Bailard Cognitive Value Fund)
Nationwide Bailard Technology Fund (formerly, Nationwide Bailard Technology & Science Fund)
Nationwide BNY Mellon Dynamic U.S. Core Fund
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide GQG US Quality Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Renaissance Small Cap Growth Fund (formerly, Nationwide WCM Focused Small Cap Fund)

Supplement dated August 25, 2026
to the Prospectus dated March 2, 2026

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
Effective immediately, the seventh bullet point under the heading “Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill”) - Waiver of Class A Sales Charges for Fund Shares Purchased through Merrill” on Appendix A of the Prospectus is deleted in its entirety and replaced with the following:
●
shares purchased by eligible persons associated with the Fund as defined in this Prospectus (e.g. the Fund's officers or Trustees) and

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE